Consolidated Statement Of Changes In Equity - USD ($) $ in Millions	Total	Common Stock Including Additional Paid in Capital [Member]	Mandatorily convertible preferred stock held by U.S. Department Of Treasury [Member]	Preferred stock [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2012	$ 19,898	$ 19,668	$ 5,685	$ 1,255	$ (7,021)	$ 311	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	361				361
Preferred Stock Dividends Paid To the U.S. Department Of Treasury	(543)				(543)
Preferred stock dividends	(267)				(267)
Other comprehensive income (loss)	(587)					(587)
Adjustments to Additional Paid in Capital, Other	1	1
Stock Issued During Period, Value, New Issues	1,270	1,270
Stock Repurchased During Period, Value	(5,925)		(5,685)		(240)
Ending Balance at Dec. 31, 2013	14,208	20,939	0	1,255	(7,710)	(276)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock Dividends paid to the U.S. Department Of Treasury related to the period from November 13, 2013 through November 20, 2013	8
Net income (loss)	1,150				1,150
Preferred Stock Dividends Paid To the U.S. Department Of Treasury	0
Preferred stock dividends	(268)				(268)
Other comprehensive income (loss)	210					210
Employee Benefits and Share-based Compensation	99	99
Ending Balance at Dec. 31, 2014	15,399	21,038	0	1,255	(6,828)	(66)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,289				1,289
Preferred Stock Dividends Paid To the U.S. Department Of Treasury	0
Preferred stock dividends	(2,571)				(2,571)
Other comprehensive income (loss)	(165)					(165)
Stock Repurchased During Period, Value	(325)			(325)
Preferred stock redemption	(234)			(234)
Employee Benefits and Share-based Compensation	62	62
Share repurchases related to employee stock-based compensation awards	(16)						(16)
Ending Balance at Dec. 31, 2015	13,439	$ 21,100	$ 0	$ 696	$ (8,110)	$ (231)	$ (16)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchase and Redemption Premium	$ 2,364